SHARE BASED COMPENSATION - Contingent Shares (Details) - Contingent Shares - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning of period	1,974,208	1,710,368
Granted (in shares)	50,220	263,840
Cancelled (in shares)	(568,371)	0
Reversed (in shares)	(70,665)	0
Redeemed (in shares)	0	0
Balance at end of period	1,385,392	1,974,208
Intrinsic value	£ 97,725,527	£ 10,739,690